Related party transactions and balances - Transactions with the major related parties (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended			12 Months Ended
	May 31, 2021	Nov. 30, 2020	May 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Payment of deposit for capital lease to a related party (Note 15)				¥ 8,600
Proceeds of borrowing from related parties				50,000
Interest expense				1,032
People Better
Related Party Transaction [Line Items]
Payment of deposit for capital lease to a related party (Note 15)				8,600
Proceeds of borrowing from related parties				¥ 50,000
Capital lease agreement of cabinets
Related Party Transaction [Line Items]
Related party transaction agreement term	1 year
Capital lease agreement of cabinets | People Better
Related Party Transaction [Line Items]
Related party transaction selling price			¥ 50,000
Payment of rent			51,613
Payment of deposit for capital lease to a related party (Note 15)		¥ 8,600	8,600
Proceeds of borrowing from related parties			¥ 50,000
Rate of return implicit in lease			6.00%
Interest expense		¥ 1,032